STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Securities Fund, Inc.

September 30, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.5%
Banks - 4.0%
First Horizon Corp.	1,312,700		20,386,231
JPMorgan Chase & Co.	359,299		75,761,787
			96,148,018
Capital Goods - 10.5%
AMETEK, Inc.	292,013		50,141,552
GE Vernova, Inc.	179,806	[a]	45,846,934
Hubbell, Inc.	110,421		47,298,835
Ingersoll Rand, Inc.	553,503		54,331,855
Trane Technologies PLC	145,570		56,587,426
			254,206,602
Commercial & Professional Services - .8%
Veralto Corp.	169,756		18,988,906
Consumer Discretionary Distribution & Retail - 6.1%
Amazon.com, Inc.	619,830	[a]	115,492,924
The TJX Companies, Inc.	270,834		31,833,828
			147,326,752
Consumer Staples Distribution & Retail - 1.6%
Walmart, Inc.	485,099		39,171,744
Energy - 4.6%
EQT Corp.	688,947		25,243,018
Occidental Petroleum Corp.	542,983		27,985,344
Phillips 66	267,756		35,196,526
Schlumberger NV	521,515		21,877,554
			110,302,442
Financial Services - 2.9%
The Goldman Sachs Group, Inc.	74,466		36,868,861
Visa, Inc., Cl. A	121,873		33,508,981
			70,377,842
Food, Beverage & Tobacco - 1.5%
PepsiCo, Inc.	220,724		37,534,116
Health Care Equipment & Services - 8.5%
Alcon, Inc.	309,571		30,978,770
Boston Scientific Corp.	638,058	[a]	53,469,261
DexCom, Inc.	338,807	[a]	22,713,621
Edwards Lifesciences Corp.	376,770	[a]	24,863,052
Intuitive Surgical, Inc.	67,411	[a]	33,117,002
UnitedHealth Group, Inc.	68,424		40,006,144
			205,147,850
Insurance - 3.9%
Assurant, Inc.	135,596		26,964,621
RenaissanceRe Holdings Ltd.	129,713		35,333,821
The Progressive Corp.	128,209		32,534,316
			94,832,758

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.5% (continued)
Media & Entertainment - 8.4%
Alphabet, Inc., Cl. C		550,635		92,060,666
Meta Platforms, Inc., Cl. A		155,719		89,139,784
The Walt Disney Company		230,578		22,179,298
				203,379,748
Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
AbbVie, Inc.		183,123		36,163,130
Danaher Corp.		170,883		47,508,892
Eli Lilly & Co.		71,952		63,745,155
Zoetis, Inc.		191,808		37,475,447
				184,892,624
Real Estate Management & Development - .7%
CoStar Group, Inc.		231,477	[a]	17,462,625
Semiconductors & Semiconductor Equipment - 11.5%
Applied Materials, Inc.		166,808		33,703,557
Micron Technology, Inc.		300,951		31,211,628
NVIDIA Corp.		1,743,230		211,697,851
				276,613,036
Software & Services - 14.5%
Accenture PLC, Cl. A		85,069		30,070,190
Akamai Technologies, Inc.		193,537	[a]	19,537,560
Intuit, Inc.		77,322		48,016,962
Microsoft Corp.		461,546		198,603,244
Roper Technologies, Inc.		47,255		26,294,572
Shopify, Inc., Cl. A		334,044	[a]	26,770,286
				349,292,814
Technology Hardware & Equipment - 7.1%
Apple, Inc.		732,326		170,631,958
Transportation - 1.3%
Uber Technologies, Inc.		416,718	[a]	31,320,525
Utilities - 3.9%
Constellation Energy Corp.		234,970		61,096,900
Dominion Energy, Inc.		561,517		32,450,068
				93,546,968
Total Common Stocks (cost $1,236,194,547)				2,401,177,328
	1-Day Yield (%)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $13,530,231)	4.95	13,530,231	[b]	13,530,231
Total Investments (cost $1,249,724,778)		100.0%		2,414,707,559
Liabilities, Less Cash and Receivables		(.0%)		(1,098,912)
Net Assets		100.0%		2,413,608,647

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of September 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,401,177,328	-	-	2,401,177,328
Investment Companies	13,530,231	-	-	13,530,231

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At September 30, 2024, accumulated net unrealized appreciation on investments was $1,164,982,781 consisting of $1,213,247,963 gross unrealized appreciation and $48,265,182 gross unrealized depreciation.

At September 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.